Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

7. RELATED PARTY TRANSACTIONS

In connection with the Merger and Offering, Unite terminated the then-existing services agreement with Lucius Partners and fully repaid the unsecured promissory note of $275,000 and of accrued interest of $9,584.

Following the Merger, the Company and Lucius Partners entered into a new professional services agreement whereby Lucius Partners agreed to provide advisory services to the Company for two years following the Initial Closing (the “Advisory Period”). In connection with the agreement, the Company paid a cash fee of $180,000 to Lucius Partners in advance for the first year of advisory services and will pay a cash fee of $45,000 per quarter in advance for the second year of advisory services. The Advisory Period can be renewed for additional one-year periods upon written request by the Company within 60 days prior to the expiry of any Advisory Period.

See Note 9 – Commitments and Contingencies – Executive Compensation for details associated with the forgiveness of debt by related parties.

Unite Acquisition 1 Corp. [Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

Note 5. Commitments and Related Party Transactions

Office Space

The Company utilizes the office space and equipment of its management at no cost.

Note Payable Stockholder

On March 10, 2022, the Company issued a promissory note (the “Note”) to the sole stockholder of the Company pursuant to which the Company agreed to repay the sum of any and all amounts advanced to the Company or amount of expenses incurred on behalf of the Company, on or before the date that the Company consummates a business combination with a private company or reverse takeover transaction or other transaction after which the Company would cease to be a shell company. Pursuant to the Note agreement, the Note is non-interest bearing unless an event of default occurs, as defined in the Note. The Note was repaid in the amount of $139,172, utilizing the proceeds from the Promissory Note from LPOF. As of December 31, 2024 and 2023, the amounts due under the note payable was $0 and $81,219, respectively. The expenses paid on behalf of the Company for the years ended December 31, 2024 and 2023 was $57,953 and $80,915, respectively.

Advisory, Accounting, and Administrative Service Agreement

In March 2022, the Company agreed to pay $1,250 a quarter for advisory, accounting, and administrative support services provided by Lucius Partners LLC, sole stockholder of the Company. The Company incurred expenses amounts to $5,000 for the years ended December 31, 2024 and 2023. The amount of $10,000 is reflected in related party payable on the balance sheets as of December 31, 2023. The entirety of the related party balance was paid in December 2024. This arrangement was subsequently terminated pursuant to the Merger (see Note 8).

The Company incurred director fees with Nathan Pereira amounting to $12,000 for both years ended December 31, 2024 and 2023. The amount of $22,000 is reflected in related party payable on the balance sheets as of December 31, 2023. The entirety of the related party balance was paid in December 2024.

Note Payable – Lucius Partners Opportunity Fund, LP

On October 28, 2024, the Company entered into an Unsecured Promissory Note Agreement (the “LPOF Note”) with Lucius Partners Opportunity Fund, LP, an affiliate of the Company, and received $275,000. The LPOF Note accrues 12% interest annual. The Note matures on October 28, 2025 and can be prepaid at anytime without penalty. The Company used the proceeds to pay off the note payable – stockholder, related party payable, other accrued expenses, and general expenses.

The Company recognized accrued interest expense of $5,786 in the balance sheet as of December 31, 2024. During the year ended December 31, 2024, the Company recognized $5,786 of interest expense related to the LPOF Note. There was no such expense for prior period.